Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment, Net
14.	Property, Plant and Equipment, Net

(a) Property, plant and equipment as of December 31, 2017 and 2018 are as follows:

	2017					2018
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
	(in millions of Won)
Land	￦	2,534,102	(6,452)	—	2,527,650	2,553,957	(5,955)	—	2,548,002
Buildings		9,311,426	(4,433,996)	(412)	4,877,018	9,146,294	(4,743,449)	(393)	4,402,452
Structures		5,452,713	(2,686,802)	(59)	2,765,852	5,884,277	(2,966,304)	(49)	2,917,924
Machinery and equipment		46,669,612	(27,301,410)	(245)	19,367,957	47,610,225	(29,091,754)	(342)	18,518,129
Vehicles		296,815	(263,884)	(70)	32,861	302,767	(271,381)	(45)	31,341
Tools		380,144	(315,446)	(1,058)	63,640	399,638	(333,387)	(87)	66,164
Furniture and fixtures		643,779	(498,192)	(148)	145,439	638,553	(502,215)	(51)	136,287
Finance lease assets		243,160	(97,903)	—	145,257	213,873	(76,309)	—	137,564
Bearer plants		70,031	(4,516)	—	65,515	88,773	(8,002)	—	80,771
Construction-in- progress		1,897,885	—	(5,539)	1,892,346	1,964,267	(778,373)	(6,255)	1,179,639

	￦	67,499,667	(35,608,601)	(7,531)	31,883,535	68,802,624	(38,777,129)	(7,222)	30,018,273

(b) Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2017 and 2018 were as follows:

1) For the year ended December 31, 2017

	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss (*1)	Others (*2)	Ending
	(in millions of Won)
Land	￦	2,601,208	3,477	(18,226)	—	—	(58,809)	2,527,650
Buildings		4,995,631	53,961	(5,782)	(347,419)	(14,112)	194,739	4,877,018
Structures		2,908,480	18,943	(2,558)	(212,643)	(33,586)	87,216	2,765,852
Machinery and equipment		20,318,390	194,653	(93,210)	(2,189,624)	(27,811)	1,165,559	19,367,957
Vehicles		46,699	9,982	(1,623)	(17,363)	(4,977)	143	32,861
Tools		71,380	16,424	(976)	(28,516)	(23)	5,351	63,640
Furniture and fixtures		132,406	61,597	(1,296)	(48,400)	(16)	1,148	145,439
Finance lease assets		159,013	4,760	(453)	(14,810)	—	(3,253)	145,257
Bearer plants		—	—	—	(4,830)	—	70,345	65,515
Construction-in- progress		2,537,132	1,894,067	(817)	—	(36,706)	(2,501,330)	1,892,346

	￦	33,770,339	2,257,864	(124,941)	(2,863,605)	(117,231)	(1,038,891)	31,883,535

(*1)

As of December 31, 2017, due to the existence of indicators for impairment such as continuous operating loss on Suncheon Bay Personal Rapid Transit business of the Suncheon Eco Trans Co., Ltd, a subsidiary of the Company, the Company performed impairment test and recognized impairment loss of ￦48,070 million since the recoverable amount is less than its carrying amount. The impairment recorded in 2017 also included ￦17,651 million related to POSCO for individual assets due to a decline in economic result and others.

(*2)

Represents assets transferred from construction-in-progress to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

2) For the year ended December 31, 2018

	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss (*1,2)	Others (*3)	Ending
	(in millions of Won)
Land	￦	2,527,650	28,998	(26,157)	—	6,399	11,112	2,548,002
Buildings		4,877,018	46,129	(21,501)	(331,688)	(73,523)	(93,983)	4,402,452
Structures		2,765,852	18,749	(2,834)	(220,218)	(6,652)	363,027	2,917,924
Machinery and equipment		19,367,957	145,220	(62,135)	(2,224,000)	(143,293)	1,434,380	18,518,129
Vehicles		32,861	8,538	(1,149)	(14,835)	(56)	5,982	31,341
Tools		63,640	21,337	(1,867)	(26,421)	(206)	9,681	66,164
Furniture and fixtures		145,439	32,258	(577)	(51,835)	(1,494)	12,496	136,287
Finance lease assets		145,257	28,466	(420)	(19,224)	—	(16,515)	137,564
Bearer plants		65,515	—	—	(3,636)	—	18,892	80,771
Construction-in-progress		1,892,346	1,884,125	(23,814)	—	(778,373)	(1,794,645)	1,179,639

	￦	31,883,535	2,213,820	(140,454)	(2,891,857)	(997,198)	(49,573)	30,018,273

(*1)

During 2018, the Controlling Company evaluated future economic performance of its Synthetic Natural Gas (SNG) facility that was still in trial run stage. Considering the continuous decline in LNG price, increase in coal prices and the need for additional capital investment in the SNG facility, the Controlling Company concluded that the profitability for the SNG facility is unlikely to be sustainable and decided to terminate the operation of SNG facility as of December 31, 2018. The property, plant and equipment in the SNG facility are primarily comprised of machinery and equipment, among which assets with a carrying value of ￦167,054 million are expected to be re-used in other facilities of the Controlling Company therefore no impairment test was conducted. For the remaining assets impairment test was performed by estimating the recoverable amount of each individual assets. For the assets which are determined to be technically obsolete and therefore sale is unlikely, recoverable amount represents expected scrap value less cost of disposal.

For the assets for which sale is probable, the recoverable amount is determined based on fair value less cost of disposal. Fair value was measured using cost approach, which is based on an estimated of the current cost to purchase or replace the asset less applicable depreciation and obsolescence. Specifically, the Controlling Company used indirect cost approach to estimate the replacement cost for a new asset by applying asset specific inflation factors to the asset’s historical cost. Then the Controlling Company estimates and deducts depreciation for physical deterioration. Depreciation factors are applied primarily based on estimated useful life of the asset and declining balance depreciation method. The fair value measurement of assets in SNG facility is considered to be level 3 because significant inputs used in the estimate, such as asset specific inflation factors and estimated useful lives, are unobservable.

As a result of the impairment test, the Company recognized an impairment loss of ￦809,737 million in connection with the property, plant and equipment in the SNG facility.

The Controlling Company also has recognized an impairment loss amounting to ￦61,787 million since recoverable amounts on Strip Casting facilities and others is less than their carrying amount for the period ended December 31, 2018.

(*2)

As of December 31, 2018, POSCO ENERGY CO., LTD., as a subsidiary, performed an impairment test due to the consecutive operating loss of the fuel cell business, and recognized impairment losses amounting to ￦54,250 million.

(*3)

Represents assets transferred from construction-in-progress to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(c) Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2017 and 2018 were as follows:

	2017		2018
	(in millions of Won)
Weighted average expenditure	￦	1,180,563	628,595
Borrowing costs capitalized		37,261	22,619
Capitalization rate (%)		1.74 ~ 3.45	2.51 ~ 3.90

(d) Property, plant and equipment and investment property pledged as collateral as of December 31, 2017 and 2018 are as follows:

		Book value
	Collateral right holder	2017		2018 (*2)
		(in millions of Won)
Land (*1)	Korean Development Bank and others	￦	822,057	769,843
Buildings and structures (*1)	Korean Development Bank and others		1,678,403	1,522,129
Machinery and equipment	Korean Development Bank and others		3,527,420	3,419,528
Construction-in-progress	Korean Development Bank and others		15,389	—

		￦	6,043,269	5,711,500

(*1)	Investment property and other assets (land-use right) are included.

(*2)	As of December 31, 2018, the pledged amount is ￦5,323,071 million.